SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM AND LONG-TERM LOANS
Schedule of short-term and long-term loans

	As of December 31,
	2022	2023
	US$	US$
Short-term loans	—	1,412
Long-term loans, current portion	42,978	16,103
Long-term loans, less current portion	59,823	167,570